CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 45,535,352	$ 52,350,583	$ 5,404,167	$ 11,372
Accounts receivable.	4,780,627	3,888,402	417,965	91,022
Prepaid expenses and retainers	259,096	66,051	60,398	121,301
Total Current Assets	50,575,075	56,305,036	5,882,530	223,695
Properties and Equipment
Oil and natural gas properties subject to amortization	107,371,894	58,040,724	23,051,904	6,597,433
Office equipment	497,121	257,911	175,106	11,133
Total Properties and Equipment	107,869,015	58,298,635	23,227,010	6,608,566
Accumulated depreciation, depletion and amortization	(7,888,265)	(2,880,253)	(596,162)	(89,376)
Net Properties and Equipment	99,980,750	55,418,382	22,630,848	6,519,190
Total Assets	150,555,825	111,723,418	28,513,378	6,742,885
Current Liabilities
Accounts payable.	7,944,774	6,229,490	1,191,431	100,321
Accrued compensation				100,000
Derivative put option				276,736
Other accrued liabilities	709,566	1,002,153
Total Current Liabilities	8,654,340	7,231,643	1,191,431	477,057
Noncurrent Liabilities
Revolving line of credit				9,244,428
Note payable to Ring Energy, Inc.				853,122
Deferred income taxes.	3,044,298	703,651	625,950
Asset retirement obligation.	2,276,845	1,182,410	496,286	274,788
Total Noncurrent Liabilities	5,321,143	1,886,061	1,122,236	10,372,338
Stockholders' Equity
Preferred stock - $0.001 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0	0	0
Common stock - $0.001 par value; 150,000,000 shares authorized; 25,645,614 shares , 23,576,313 shares and 14,166,011 shares and 3,440,000 shares outstanding, respectively	25,646	23,576	14,166	3,440
Additional paid-in capital	139,005,296	109,018,165	32,169,363	204,585
Accumulated deficit	(2,450,600)	(6,436,027)	(5,983,818)	(4,314,535)
Total Stockholders' Equity	136,580,342	102,605,714	26,199,711	(4,106,510)
Total Liabilities and Stockholders' Equity	$ 150,555,825	$ 111,723,418	$ 28,513,378	$ 6,742,885